Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD

Trade receivables	7,351,893	5,629,350
Other receivables	1,152,058	777,972
Advances paid for content and service providers	2,138,506	384,601
Prepayments	440,583	229,508
Other financial assets	203,800	536
Allowance for estimated credit losses	(929,152)	(732,199)
	10,357,688	6,289,768

Schedule of Ageing Analysis of Unimpaired Trade Receivables	At June 30, 2024 and December 31, 2023, the ageing analysis of unimpaired trade receivables is as follows:
		Neither past due nor	Past due but not impaired
	Total	impaired	30-60 days	60-90 days	90-120 days	>120 days
	USD	USD	USD	USD	USD	USD
June 30, 2024 (Unaudited)	6,422,741	4,035,753	1,856,445	530,543	-	-
December 31, 2023 (Audited)	4,897,151	3,932,860	403,496	370,898	148,750	41,147